BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNT POLICIES (Tables)	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Lease Asset and Liability Accounts Presented in Condensed Consolidated Balance Sheets

The below table summarizes these lease asset and liability accounts presented on our accompanying Condensed Consolidated Balance Sheets:

Operating Leases*	Condensed Consolidated Balance Sheet Caption	Balance as of June 30, 2019
Operating lease right-of-use assets - non-current	Right of Use Asset	$466,253

Operating lease liabilities - current	Accrued liabilities	$139,782
Operating lease liabilities - non-current	Lease Obligation – Long-Term	$326,471
Total operating lease liabilities		$466,253

* As of June 30, 2019, we have no “finance leases” as defined in Topic 842.

Schedule of Component of Lease Expense

The components of our aggregate lease expense is summarized below:

	Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
Operating lease cost	76,277	152,842
Variable lease cost	—	—
Short-term lease cost	—	—
Total lease cost	76,277	152,842

Schedule of Weighted Average Remaining Lease Term and Applied Discount Rate
Weighted Average Remaining Lease Term and Applied Discount Rate

	Weighted Average Remaining Lease Term	Weighted Average Discount Rate
Operating leases as of June 30, 2019	4.25 years	18%

Schedule of Future Contractual Lease Payments

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments:

Operating Leases - future payments
2019 (remaining)	$81,609
2020	163,218
2021	163,218
2022	163,218
2023	133,296
Total future lease payments, undiscounted	704,559
Less: Implied interest	(238,306)
Present value of operating lease payments	466,253